UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number             811-3757

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       05/31

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus California AMT-Free Municipal Bond Fund
February 28, 2015 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.8%	Rate (%)	Date	Amount ($)		Value ($)
California--98.6%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	6.00	8/1/30	5,000,000		6,102,800
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Sharp HealthCare)	5.00	8/1/43	3,000,000		3,386,610
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll Bridge
Revenue	5.00	4/1/43	7,500,000		8,472,900
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Prerefunded)	5.25	4/1/19	10,000,000	a	11,733,800
Brentwood Infrastructure Financing
Authority, Water Revenue
(Prerefunded)	5.75	7/1/18	4,250,000	a	4,940,540
California,
GO	5.00	8/1/22	5,000,000		5,427,500
California,
GO (Various Purpose)	5.00	11/1/23	5,000,000		5,954,050
California,
GO (Various Purpose)	5.25	2/1/29	13,835,000		16,356,982
California,
GO (Various Purpose)	5.00	10/1/29	5,250,000		5,901,945
California,
GO (Various Purpose)	5.25	3/1/30	15,000,000		17,406,600
California,
GO (Various Purpose)	5.75	4/1/31	4,500,000		5,295,915
California,
GO (Various Purpose)	5.25	9/1/31	25,000,000		29,403,000
California,
GO (Various Purpose)	5.25	9/1/32	19,500,000		22,921,470
California,
GO (Various Purpose)	5.25	10/1/32	9,170,000		10,797,858
California,
GO (Various Purpose)	6.00	3/1/33	3,000,000		3,650,970
California,
GO (Various Purpose)	6.50	4/1/33	30,000,000		36,643,500
California,
GO (Various Purpose)	5.50	11/1/35	10,000,000		11,910,800
California,
GO (Various Purpose)	5.00	2/1/38	5,000,000		5,695,000
California,
GO (Various Purpose)	5.50	3/1/40	17,500,000		20,552,700
California County Tobacco

Securitization Agency, Tobacco
Settlement Asset-Backed
Refunding Bonds (Kern County
Tobacco Funding Corporation)	5.00	6/1/34	5,000,000		5,458,750
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/26	230,000		260,275
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/27	475,000		536,869
California Department of Water
Resources, Water System
Revenue (Central Valley
Project) (Prerefunded)	5.00	6/1/18	11,125,000	a	12,632,326
California Educational Facilities
Authority, Revenue (Pooled
College and University
Projects) (Escrowed to
Maturity)	5.63	6/30/23	135,000		172,496
California Educational Facilities
Authority, Revenue (University
of Southern California)	5.25	10/1/38	5,000,000		5,667,250
California Health Facilities
Financing Authority, Revenue
(Catholic Healthcare West)
(Prerefunded)	5.63	7/1/15	2,000,000	a	2,038,000
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/23	1,650,000		1,965,398
California Health Facilities
Financing Authority, Revenue
(City of Hope)	5.00	11/15/24	1,600,000		1,882,160
California Health Facilities
Financing Authority, Revenue
(Lucile Salter Packard
Children's Hospital at
Stanford)	5.00	8/15/25	5,855,000		6,891,569
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	5.00	10/1/30	3,500,000		4,147,080
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	5.00	10/1/31	4,430,000		5,232,672
California Health Facilities
Financing Authority, Revenue
(Rady Children's Hospital -
San Diego)	5.25	8/15/41	8,500,000		9,629,820
California Health Facilities

Financing Authority, Revenue
(Saint Joseph Health System)	5.00	7/1/37	7,500,000		8,534,475
California Health Facilities
Financing Authority, Revenue
(Scripps Health)	5.00	11/15/36	7,525,000		8,534,629
California Health Facilities
Financing Authority, Revenue
(Stanford Hospital and Clinics)	5.00	8/15/42	1,000,000		1,120,810
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	6,000,000		6,870,660
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/31	3,500,000		4,075,925
California Housing Finance Agency,
Home Mortgage Revenue
(Collateralized; FNMA)	5.50	8/1/38	7,455,000		7,597,689
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.25	2/1/27	6,750,000		7,102,350
California Pollution Control
Financing Authority, Revenue
(San Jose Water Company
Project)	5.10	6/1/40	5,500,000		6,159,175
California Pollution Control
Financing Authority, Water
Facilities Revenue (American
Water Capital Corporation
Project)	5.25	8/1/40	7,500,000	b	8,082,000
California State Public Works
Board, LR (Department of
Corrections and
Rehabilitation) (Various
Correctional Facilities)	5.00	9/1/26	5,000,000		6,052,250
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/25	1,795,000		2,143,661
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/31	10,000,000		11,465,500
California State University
Trustees, Systemwide Revenue	5.00	11/1/27	2,510,000		2,798,524
California State University
Trustees, Systemwide Revenue	5.00	11/1/28	5,000,000		5,580,700
California Statewide Communities
Development Authority, COP
(The Internext Group)	5.38	4/1/30	4,800,000		4,814,352
California Statewide Communities
Development Authority, Revenue

(899 Charleston Project)	5.25	11/1/44	2,500,000		2,561,775
California Statewide Communities
Development Authority, Revenue
(American Baptist Homes of the
West)	2.10	10/1/19	2,000,000		2,000,960
California Statewide Communities
Development Authority, Revenue
(Buck Institute for Research
on Aging) (Insured; Assured
Guaranty Municipal Corp.)	5.00	11/15/34	2,390,000		2,735,976
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.25	11/1/30	3,750,000		4,326,900
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/40	11,940,000		13,316,204
California Statewide Communities
Development Authority, Revenue
(Cottage Health System
Obligated Group)	5.00	11/1/43	4,000,000		4,575,280
California Statewide Communities
Development Authority, Revenue
(Henry Mayo Newhall Memorial
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	10/1/43	2,100,000		2,387,154
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/42	3,000,000		3,355,350
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; FGIC)	5.75	7/1/47	10,000,000		11,330,400
California Statewide Communities
Development Authority, Revenue
(Saint Joseph Health System)
(Insured; National Public
Finance Guarantee Corp.)	5.13	7/1/24	5,000,000		5,617,950
California Statewide Communities
Development Authority, School
Facility Revenue (Aspire
Public Schools)	6.00	7/1/40	7,975,000		8,567,941
California Statewide Communities
Development Authority, Student
Housing Revenue (CHF-Irvine,
LLC-UCI East Campus
Apartments, Phase II)	5.75	5/15/32	4,000,000		4,425,640
Chabot-Las Positas Community
College District, GO (Insured;
AMBAC)	0.00	8/1/22	3,000,000	c	2,219,970
Coast Community College District,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/29	15,565,000		17,479,806
Delano,
COP (Delano Regional Medical
Center)	4.00	1/1/16	1,245,000		1,274,768
El Dorado Irrigation District,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	3/1/27	1,250,000		1,477,713
El Dorado Irrigation District,
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	3/1/28	1,000,000		1,170,960
Foothill/Eastern Transportation
Corridor Agency, Senior Lien
Toll Road Revenue (Insured;
Assured Guaranty Municipal
Corp.)	0.00	1/15/35	10,000,000	c	4,262,500
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Assured Guaranty Municipal
Corp.)	4.55	6/1/22	1,725,000		1,893,239
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	9,755,000		9,502,248
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/47	8,000,000		6,282,160
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	12,500,000		10,748,375
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/21	4,375,000	c	3,764,950
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/22	4,605,000	c	3,834,169
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/23	4,850,000	c	3,856,526
Grossmont Union High School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	8/1/26	3,265,000	c	2,285,892
Irvine Community Facilities
District Number 2013-3
Improvement Area Number 1,
Special Tax Revenue (Great
Park)	5.00	9/1/44	2,500,000		2,833,600
JPMorgan Chase Putters/Drivers

Trust (Series 4354)
Non-recourse (Riverside County
Transportation Commission,
Sales Tax Revenue)	5.25	6/1/21	7,500,000	b,d	8,750,175
JPMorgan Chase Putters/Drivers
Trust (Series 4361)
Non-recourse (Los Angeles
Department of Water and Power,
Water System Revenue)	5.00	7/1/20	12,000,000	b,d	13,672,800
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/42	3,420,000		3,779,510
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/29	1,190,000		1,362,348
Los Angeles Community Facilities
District Number 4, Special Tax
Revenue (Playa Vista-Phase 1)	5.00	9/1/30	1,110,000		1,261,992
Los Angeles County Regional
Financing Authority, Revenue
(MonteCedro Inc. Project)	5.00	11/15/44	2,000,000		2,210,500
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/26	5,000,000		5,969,800
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/29	3,915,000		4,558,195
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.25	5/15/29	16,090,000		18,670,032
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/35	25,000,000		28,584,500
Los Angeles Department of
Airports, Senior Revenue (Los
Angeles International Airport)	5.00	5/15/38	3,500,000		3,978,940
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.00	5/15/38	4,500,000		5,226,480
Los Angeles Harbor Department,
Revenue	5.25	8/1/25	26,055,000		30,772,779
Los Angeles Harbor Department,
Revenue	5.00	8/1/39	2,050,000		2,389,972
Metropolitan Water District of
Southern California, Water
Revenue	5.00	10/1/34	7,390,000		8,629,007
Metropolitan Water District of
Southern California, Water
Revenue	5.00	1/1/39	5,000,000		5,613,400
Midpeninsula Regional Open Space
District Financing Authority,
Revenue (Insured; AMBAC)

(Escrowed to Maturity)	0.00	9/1/15	2,825,000	c	2,822,260
Murrieta Valley Unified School
District, GO (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/21	4,950,000	c	4,228,290
Natomas Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	5.95	9/1/21	2,500,000		2,796,300
North Natomas Community Facilities
District Number 4, Special Tax
Bonds	5.25	9/1/26	2,760,000		3,244,546
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.00	1/1/16	670,000	a	695,681
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; AMBAC)
(Prerefunded)	7.50	7/1/21	375,000	a	476,906
Northern California Power Agency,
Revenue (Hydroelectric Project
Number 1) (Insured; National
Public Finance Guarantee Corp.)	6.30	7/1/18	18,355,000		20,271,629
Oakland Unified School District,
GO	6.63	8/1/38	5,000,000		6,170,500
Palomar Community College
District, GO	0/6.38	8/1/45	15,515,000	e	9,876,228
Pomona Redevelopment Agency,
Tax Allocation Revenue (West
Holt Avenue Redevelopment
Project)	5.50	5/1/32	3,000,000		3,742,950
Pomona Unified School District,
GO (Insured; Build America
Mutual Assurance Company)	5.00	8/1/39	2,000,000		2,287,440
Poway Unified School District,
School Facilities Improvement
District Number 2007-1, GO	0.00	8/1/35	12,850,000	c	5,670,577
Sacramento County,
Airport System Senior Revenue	5.00	7/1/24	5,090,000		5,742,894
Sacramento County,
Airport System Senior Revenue	5.13	7/1/25	5,890,000		6,661,354
Sacramento County Sanitation
Districts Financing Authority,
Revenue (Sacramento Regional
County Sanitation District)	5.00	12/1/26	7,000,000		8,425,060
Sacramento County Water Financing
Authority, Revenue (Sacramento
County Water Agency Zones 40
and 41 Water System Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	6/1/25	8,500,000		9,297,980
Sacramento Municipal Utility

District, Electric Revenue	5.00	8/15/28	2,500,000	2,907,300
San Bernardino County,
COP (Capital Facilities
Project) (Escrowed to Maturity)	6.88	8/1/24	5,000,000	6,712,850
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/24	2,265,000	2,328,284
San Diego County,
COP (Burnham Institute for
Medical Research)	5.00	9/1/34	9,880,000	10,143,401
San Diego County Regional Airport
Authority, Subordinate Airport
Revenue	5.00	7/1/34	3,000,000	3,395,730
San Diego County Regional
Transportation Commission,
Sales Tax Revenue	5.00	4/1/44	10,000,000	11,589,900
San Diego County Water Authority,
Water Revenue	5.00	5/1/31	4,935,000	5,685,811
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	6,045,000	6,944,859
San Diego Public Facilities
Financing Authority, Water
Revenue	5.25	8/1/28	6,000,000	7,115,820
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/23	6,775,000	8,031,356
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.25	5/1/26	4,000,000	4,518,880
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/28	2,000,000	2,326,140
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco
International Airport)	5.00	5/1/29	2,000,000	2,319,480
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue	5.00	11/1/37	10,000,000	11,379,400
San Francisco City and County
Public Utilities Commission,
San Francisco Water Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	11/1/24	10,685,000	11,274,171
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission

Bay South Public Improvements)	0.00	8/1/18	445,000	c	373,529
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	5.00	8/1/18	1,585,000		1,787,912
San Francisco City and County
Redevelopment Agency Community
Facilities District Number 6,
Special Tax Revenue (Mission
Bay South Public Improvements)	0.00	8/1/21	500,000	c	350,975
San Joaquin Hills Transportation
Corridor Agency, Senior Lien
Toll Road Revenue	5.00	1/15/50	5,000,000		5,396,200
Santa Margarita Water District
Community Facilities District
Number 2013-1, Special Tax
Revenue (Village of Sendero)	5.63	9/1/43	7,000,000		8,010,940
Santa Margarita Water District
Community Facilities District
Number 99-1, Special Tax
Revenue (Talega)	5.00	9/1/27	2,000,000		2,397,180
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/29	1,500,000		1,721,895
South Orange County Public
Financing Authority, Special
Tax Senior Lien Revenue
(Ladera Ranch)	5.00	8/15/30	1,000,000		1,142,160
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.25	7/1/27	7,485,000		8,768,752
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/28	3,145,000		3,713,585
Southern California Public Power
Authority, Revenue (Linden
Wind Energy Project)	5.00	7/1/29	2,230,000		2,615,010
Southern California Public Power
Authority, Revenue (Milford
Wind Corridor Phase I Project)	5.00	7/1/29	11,865,000		13,858,676
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/27	13,765,000		16,304,230
Stockton Public Financing
Authority, Water Revenue
(Delta Water Supply Project)	6.25	10/1/38	1,000,000		1,184,950
Stockton Public Financing
Authority, Water Revenue
(Delta Water Supply Project)	6.25	10/1/40	1,500,000		1,775,010
Stockton Unified School District,

GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/25	1,620,000		1,891,949
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/26	1,115,000		1,293,656
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/38	2,500,000		2,813,825
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,305,000		1,305,091
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	5.13	6/1/46	8,850,000		7,446,479
Torrance,
Revenue (Torrance Memorial
Medical Center)	5.00	9/1/40	3,000,000		3,237,030
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.63	1/1/29	8,000,000		9,283,440
Turlock Irrigation District,
Revenue	5.00	1/1/25	5,610,000		6,455,988
Turlock Irrigation District,
Revenue	5.00	1/1/26	8,120,000		9,344,496
University of California Regents,
General Revenue	5.25	5/15/28	10,000,000		11,112,700
University of California Regents,
General Revenue	5.25	5/15/30	3,000,000		3,644,970
University of California Regents,
General Revenue	5.75	5/15/31	8,000,000		9,508,240
University of California Regents,
Limited Project Revenue	5.00	5/15/42	10,000,000		11,309,500
University of California Regents,
Medical Center Pooled Revenue	5.00	5/15/43	10,000,000		11,275,600
Walnut Energy Center Authority,
Revenue	5.00	1/1/27	3,150,000		3,805,452
West Kern Community College
District, GO (Insured; XLCA)	0.00	11/1/20	1,000,000	c	821,100
U.S. Related--1.2%
Guam,
Hotel Occupancy Tax Revenue	6.00	11/1/26	3,300,000		3,939,804
Guam,
LOR (Section 30)	5.63	12/1/29	2,850,000		3,162,104
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan

Notes)	5.00	10/1/25	5,000,000	5,527,800
Total Investments (cost $916,621,307)			99.8%	1,029,185,346
Cash and Receivables (Net)			.2%	1,822,862
Net Assets			100.0%	1,031,008,208

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2015, these securities were valued at $30,504,975 or 3.0% of net assets.
c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Collateral for floating rate borrowings.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

At February 28, 2015, net unrealized appreciation on investments was $112,564,039 of which $114,057,721 related to appreciated securities and $1,493,682 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation ARRN		Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

	Level 1 -	Level 2 - Other	Level 3 -Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds+	-	1,029,185,346	-	1,029,185,346
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available,

or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER CALIFORNIA AMT-FREE MUNICIPAL BOND FUND, INC.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)